REVENUE - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue	$ 35,338	$ 90,846	$ 44,686	$ 103,027
Collaboration revenue	219,717	93,254	405,332	171,735
Other revenue	3	2,423	93	5,752
Total revenue	255,058	186,523	450,111	280,514
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue	15,386	15,769	24,734	27,950
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue	0	75,077	0	75,077
Related Party Sublicense
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue	$ 19,952	$ 0	$ 19,952	$ 0
Percentage of revenue license agreement, revenue received from sublicensing to third parties			10.00%